Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001947210
Registrant Name	HIGH ROLLER TECHNOLOGIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES